UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 1,191,840		$ (1,000)	$ 1,910,487
Adjustments to reconcile net income to net cash used in operations:
Warrant issuance costs				18,797
Net gain on investments held in Trust Account	(16,066)			(23,715)
Loss on sale of private warrants				1,253,928
Change in fair value of warrant liability	(1,434,636)	$ 0	0	(3,517,171)
Changes in operating assets and liabilities:
Accounts payable	25,489			16,863
Accrued expenses	89,835		1,000	30,749
Prepaid expenses	6,508			(302,590)
Deferred offering costs		(77,118)
Franchise tax payable	(15,600)			65,600
Net cash used in operating activities	(152,630)	(77,118)		(547,052)
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(128,397,500)
Net cash used in investing activities				(128,397,500)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party				155,000
Proceeds from promissory note		125,000
Repayment of promissory note - related party				(155,000)
Proceeds from issuance of Founder Shares to Sponsor			25,000
Payment of offering costs				(580,140)
Net cash provided by financing activities		125,000	25,000	129,719,360
Net Change in Cash	(152,630)	47,882	25,000	774,808
Cash - Beginning of Period	799,808	25,000	0	25,000
Cash - End of Period	$ 647,178	$ 72,882	$ 25,000	$ 799,808